Summary of Significant Accounting Policies - Schedule of net revenues by platform and channel (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Less: Discounts	$ (6,110)	$ (2,258)	$ (9,222)	$ (3,826)	$ (9,648)	$ (5,116)	$ (2,867)
Net revenues	67,251	17,367	107,457	30,143	87,934	32,581	16,182
Retail
Disaggregation of Revenue [Line Items]
Net revenues	34,120	11,684	53,699	20,972	50,779	25,490	12,342
Restaurant and Foodservice
Disaggregation of Revenue [Line Items]
Net revenues	33,131	5,683	53,758	9,171	37,155	7,091	3,840
Gross Fresh Platform
Disaggregation of Revenue [Line Items]
Gross revenues	67,722	15,119	106,528	24,715	81,686	18,109	813
Gross Frozen Platform
Disaggregation of Revenue [Line Items]
Gross revenues	$ 5,639	$ 4,506	$ 10,151	$ 9,254	$ 15,896	$ 19,588	$ 18,236